UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

February 14, 2012

(Date of Report)

Bank of Scotland plc1
(Exact name of securitizer as specified in its charter)

082-03240 (Commission File Number of securitizer)	0000893709 (Central Index Key Number of securitizer)
Nick Lambert +44 (0) 207 158 1467 (Name and telephone number, including area code, of the person to contact in connection with this filing)

☒	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

(1)
Bank of Scotland plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. The Bank of Scotland plc had outstanding during the reporting period asset-backed securities in the following asset classes: residential mortgages, credit cards, private finance initiatives and commercial mortgages.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bank of Scotland plc (Securitizer)

Date:	February 14, 2012	By:	/s/ Andrei Magasiner
			Name:	Andrei Magasiner
			Title:	Group Corporate Treasurer